Derivative Instruments and Hedging - Effect of Foreign Currency Contracts on Accumulated Other Comprehensive Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Derivatives used in Net Investment Hedge, Net of Tax [Roll Forward]
Beginning balance	$ (43,309)
Ending balance	528,861
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Derivatives used in Net Investment Hedge, Net of Tax [Roll Forward]
Beginning balance	0
Amount of net gains (loss) recorded in accumulated other comprehensive profit (loss)	176
Amount of net gains (loss) reclassified from accumulated other comprehensive profit (loss) to earnings	0
Ending balance	$ 176